Income and deferred tax (Tables)	12 Months Ended
Dec. 31, 2024
Income and deferred tax
Summary of income tax benefit and expense

	2024	2023	2022
	k€	k€	k€
Current taxes
- Tax expense for the year	(7,761)	(5,251)	(14,132)
- Income (expense) relating to other periods	328	(2,666)	156
Total current income taxes	(7,433)	(7,917)	(13,976)
Deferred taxes
- Tax loss carry forwards	34,786	1,606	(10,862)
- Temporary differences	(29,455)	2,991	3,140
Total deferred income taxes	5,331	4,597	(7,722)
Tax income (expense) recognized in the income statement	(2,102)	(3,320)	(21,698)

Schedule of effective income tax rate

	2024	2023	2022
	k€	k€	k€
Income (loss) before taxes	(193,977)	(80,593)	(153,956)
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	62,616	26,015	49,697
Non-deductible expenses	(33,773)	(8,274)	(59,543)
R&D tax credits	8,667	8,558	13,454
Tax free income	13,106	7,968	3,184
Permanent differences from GILTI	(778)	(156)	(3,724)
Tax effects from investments accounted for using the equity method	(683)	(8,373)	(5,152)
Deviation tax rates to expected tax rate	(992)	(1,343)	448
Change in tax rates	—	(251)	636
Change in recognition of deferred tax assets	(49,359)	(25,568)	(19,167)
Taxes related to prior years
Current Taxes	328	(2,666)	156
Deferred Taxes	(1,736)	556	(1,348)
Other	502	213	(341)
Effective income tax income (expense)	(2,102)	(3,320)	(21,698)
Effective income tax rate	(1.08)%	(4.12)%	(14.09)%

Schedule of deferred income tax assets and liabilities

	Jan 1, 2024				Dec 31, 2024
			Recognised in
		Recognised	other	Foreign		Deferred	Deferred
		in	comprehensive	currency		tax	tax
	Net balance	profit or loss	income	translation	Net	assets	liabilities
	k€	k€	k€	k€	k€	k€	k€
Property, plant and equipment	(11,533)	(18,057)	—	199	(29,391)	2,252	(31,643)
Intangible assets	(13,300)	15,910	—	—	2,610	3,563	(953)
Rights of use assets	(29,609)	5,495	—	—	(24,114)	—	(24,114)
Financial assets	(2,830)	(33,209)	419	—	(35,620)	978	(36,598)
Provisions and deferred income	8,121	(8,127)	(316)	—	(322)	4,856	(5,178)
Lease obligations	24,701	(852)	—	—	23,849	23,849	—
Other	6,312	9,704	1,774	(783)	17,007	17,201	(194)
Tax credits	461	(319)	—	—	142	142	—
Loss carryforward	13,870	34,786	—	—	48,656	48,656	—
Total	(3,807)	5,331	1,877	(584)	2,817	101,497	(98,680)
Offsetting of tax	—	—	—	—	—	(84,164)	84,164
Net	(3,807)	5,331	1,877	(584)	2,817	17,333	(14,516)

	Jan 1, 2023		Recognised in		Dec 31, 2023
		Recognised	other	Foreign		Deferred	Deferred
		in	comprehensive	currency		tax	tax
	Net balance	profit or loss	income	translation	Net	assets	liabilities
	k€	k€	k€	k€	k€	k€	k€
Property, plant and equipment	(9,457)	(2,096)	—	20	(11,533)	1,807	(13,340)
Intangible assets	(19,646)	6,285	—	61	(13,300)	4,004	(17,304)
Rights of use assets	(28,839)	(770)	—	—	(29,609)	—	(29,609)
Financial assets	(1,446)	(965)	(419)	—	(2,830)	783	(3,613)
Provisions and deferred income	9,250	(1,142)	13	—	8,121	8,347	(226)
Lease obligations	25,278	(577)	—	—	24,701	24,701	—
Other	4,244	2,068	—	—	6,312	6,942	(630)
Tax credits	273	188	—	—	461	461	—
Loss carryforward	12,146	1,606	—	118	13,870	13,870	—
Total	(8,197)	4,597	(406)	199	(3,807)	60,915	(64,722)
Offsetting of tax	—	—	—	—	—	(46,585)	46,585
Net	(8,197)	4,597	(406)	199	(3,807)	14,330	(18,137)

Summary of tax loss, interest carryforwards and tax credits

	2024	2023	2022
	k€	k€	k€
Tax loss carryforwards (not expiring)	865,323	572,204	474,989
Time-limited tax losses
- expiring until 2029 (2023: 2028)	31,648	24,768	13,297
- expiring 2030 to 2034 (2023: 2029 - 2033)	32,019	32,179	45,696
- expiring after 2034 (2023: 2033)	27,303	38,243	57,662
Tax credits	1,337	1,181	1,313
Total	957,630	668,575	592,958